Commitments and contingencies and other legal matters	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies and other legal matters

Note 15 - Commitments and contingencies and other legal matters

The Company is subject to certain contingent liabilities with respect to existing or potential claims, lawsuits and other proceedings. The Company accrues liabilities when it considers probable that future costs will be incurred and such costs can be reasonably estimated. Expected legal costs related to claims are accrued when the legal service is provided. Proceeding-related liabilities are based on developments to date and historical information related to actions claimed against the Company.

The Company is subject to various legal proceedings, claims and disputes arising in the ordinary course of business. Provisions are recognized when the Company determines that a loss is probable and the amount of the loss can be reasonably estimated. Where a loss is reasonably possible but not probable, no provision is recorded and the matter is disclosed as a contingency.

United Kingdom

●	In the year ended December 31, 2025, the Company had a number of employment-related and commercial matters in the United Kingdom.

●	The Company recorded provisions totaling $197,500 within other current liabilities for its estimated exposure relating primarily to employment tribunal claims with former employees and a commercial matter with a former vendor. These provisions include estimated settlement amounts and related legal and employment costs.

●	Management believes it is reasonably possible that the ultimate resolution of these matters could differ from the amounts recorded; however, based on information currently available, the Company believes the recorded provisions appropriately reflect its estimated exposure as of December 31, 2025.

●	During the year ended December 31, 2024, the Company had recognized a provision of £350,000 in respect of a commercial dispute under a purported loan agreement. On 2 May 2025, the Company entered into a settlement agreement resolving this dispute in full for £350,000, inclusive of interest and costs. No liability remained outstanding at December 31, 2025 in respect of this matter.

Brazil

●	In the year ended December 31, 2025, the Company was involved in several employment-related legal proceedings in Brazil, primarily relating to former employees and governed by Brazilian labor law.

●	The Company recorded provisions totaling $317,000 within other current liabilities for these matters, which relate to claims involving multiple former employees. The provision represents management’s best estimate of potential settlement amounts together with related legal and employment costs.

●	While these matters remain subject to judicial proceedings and ongoing assessment, management believes that it is reasonably possible that the ultimate outcome could differ from the amount recorded. As of December 31, 2025, management believes that the provision of $317,000 appropriately reflects its estimated exposure.

Argentina

●	In the year ended December 31, 2025, the Company recorded provisions totaling $30,000 within other current liabilities for employment-related and commercial matters involving former employees and contractors in Argentina.

●	These provisions relate to matters that were initiated in prior periods and continue to be assessed by management. The Company believes it is reasonably possible that the estimate of loss could change; however, as of December 31, 2025, management believes the recorded amount appropriately reflects its estimated exposure.

●	In addition, during 2025 the Company received a claim from a former contractor seeking £203,140 in relation to purported amounts due following termination of the engagement. The Company denied the claim through pre-action correspondence and has not received any further communication. Management does not consider a loss to be probable in respect of this matter and, accordingly, no provision has been recorded.

As of December 31, 2025, total provisions recognized in other current liabilities in respect of legal and regulatory matters amounted to $560,500, of which $197,500 related to the United Kingdom, $317,000 related to Brazil, and $30,000 related to Argentina.

Except as described above, the Company is not involved in any other material legal proceedings, and management does not believe that the outcome of any other known matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024